Schedule of Investments
March 31, 2026
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)
	% of Net Assets 03/31/26	Value 12/31/25	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/26	Value 03/31/26
Domestic Equity Funds–30.58%
Invesco Dividend Income Fund, Class R6	4.03%	$13,120,834	$55,454	$(603,869)	$182,574	$10,781	$55,453	477,761	$12,765,774
Invesco Main Street Small Cap Fund, Class R6	1.65%	5,622,722	—	(383,174)	(37,100)	14,906	—	233,543	5,217,354
Invesco MSCI USA ETF	6.51%	21,677,157	—	—	(1,038,730)	—	64,898	316,686	20,638,427
Invesco QQQ Income Advantage ETF	4.96%	15,769,739	859,084	—	(915,166)	—	400,097	315,045	15,713,657
Invesco Russell 1000® Dynamic Multifactor ETF	2.73%	8,956,890	—	(164,507)	(167,449)	25,853	21,010	143,892	8,650,787
Invesco S&P 500 Equal Weight Income Advantage ETF	4.92%	16,099,231	—	(229,029)	(302,408)	5,699	376,637	311,501	15,573,493
Invesco S&P 500® Pure Value ETF(b)	4.25%	13,894,788	—	(986,466)	238,726	322,127	84,309	125,423	13,469,175
Invesco Value Opportunities Fund, Class R6	1.53%	4,882,104	—	(329,487)	289,204	13,644	—	191,010	4,855,465
Total Domestic Equity Funds		100,023,465	914,538	(2,696,532)	(1,750,349)	393,010	1,002,404		96,884,132
Fixed Income Funds–62.13%
Invesco Core Bond Fund, Class R6	25.12%	80,306,876	872,163	(589,226)	(982,159)	(16,148)	872,163	14,111,969	79,591,506
Invesco Core Plus Bond Fund, Class R6	24.12%	77,306,219	889,648	(748,177)	(902,435)	(107,226)	889,647	8,290,459	76,438,029
Invesco Floating Rate ESG Fund, Class R6	2.04%	6,505,065	123,931	—	(151,989)	—	123,932	1,028,096	6,477,007
Invesco High Yield Fund, Class R6	2.03%	6,462,106	109,401	—	(146,143)	—	109,402	1,841,078	6,425,364
Invesco International Bond Fund, Class R6	2.88%	9,814,398	115,793	(183,160)	(628,572)	4,053	115,792	2,027,225	9,122,512
Invesco Variable Rate Investment Grade ETF	5.94%	18,878,789	—	—	(48,889)	—	217,881	752,143	18,829,900
Total Fixed Income Funds		199,273,453	2,110,936	(1,520,563)	(2,860,187)	(119,321)	2,328,817		196,884,318
International and Global Equity Funds–6.95%
Invesco RAFI Developed Markets ex-U.S. ETF	5.42%	18,198,045	—	(2,241,875)	342,861	878,683	120,251	245,747	17,177,714
Invesco S&P Emerging Markets Low Volatility ETF	1.53%	4,936,248	—	(220,160)	82,637	35,893	44,739	172,173	4,834,618
Total International and Global Equity Funds		23,134,293	—	(2,462,035)	425,498	914,576	164,990		22,012,332
Money Market Funds–0.39%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)	0.14%	555,904	2,620,166	(2,743,503)	—	—	4,302	432,567	432,567
Invesco Treasury Portfolio, Institutional Class, 3.56%(c)	0.25%	1,025,234	4,866,022	(5,095,075)	—	—	7,863	796,181	796,181
Total Money Market Funds		1,581,138	7,486,188	(7,838,578)	—	—	12,165		1,228,748
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $290,747,529)	100.05%	324,012,349	10,511,662	(14,517,708)	(4,185,038)	1,188,265	3,508,376		317,009,530

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.07%
Invesco Private Government Fund, 3.63%(c)(d)	0.85%	739,657	19,469,922	(17,504,000)	—	—	11,031 (e)	2,705,579	2,705,579
Invesco Private Prime Fund, 3.80%(c)(d)	2.22%	1,921,208	45,593,370	(40,480,712)	(631)	(401)	31,182 (e)	7,032,131	7,032,834
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,739,044)	3.07%	2,660,865	65,063,292	(57,984,712)	(631)	(401)	42,213		9,738,413
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $300,486,573)	103.12%	$326,673,214	$75,574,954	$(72,502,420)	$(4,185,669)	$1,187,864	$3,550,589		$326,747,943
OTHER ASSETS LESS LIABILITIES	(3.12)%								(9,886,193)
NET ASSETS	100.00%								$316,861,750
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2026.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$315,780,782	$—	$—	$315,780,782
Money Market Funds	1,228,748	9,738,413	—	10,967,161
Total Investments	$317,009,530	$9,738,413	$—	$326,747,943
Invesco Income Allocation Fund